Condensed Consolidated Statements of Cash Flows (Unaudited) - USD ($)	6 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	$ (7,502,040)	$ (3,071,713)
Adjustments to reconcile net loss to net cash provided by operating activities:
Depreciation	583,244	598,322
Stock compensation expense	1,829,067	1,412,500
Amortization of operating lease right-of-use assets	205,937
Provision for (recovery of) doubtful accounts	3,773,983	(258,378)
Changes in operating assets and liabilities
Accounts and notes receivable	(6,658,334)	(3,618,743)
Inventories	54,601	(84,452)
Other receivables	(1,127,070)	(2,147,314)
Prepayments and advances	(3,363,027)	(6,622,610)
Prepayment - related party	199,883	2,919,578
Prepaid expenses	25,000	40,458
Accounts payable	10,380,067	8,713,174
Customer deposits	3,136	(344,378)
Other payables	(37,559)	1,271,469
Other payables - related parties	300,000	360,000
Accrued liabilities and contingent liabilities	1,560,256	1,368,026
Operating lease liabilities	(218,663)
Taxes payable	70,956	(30,010)
Net cash provided by operating activities	79,435	505,929
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchases of property, plant and equipment		(50,328)
Net cash used in investing activities		(50,328)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from short term loans, banks and bank guarantees		4,952,780
Repayments of short term loans, banks and bank guarantees		(5,401,444)
Borrowings from shareholders		11,866
Proceeds from sale of ordinary shares		450,000
Net cash provided by financing activities		13,202
EFFECTS OF EXCHANGE RATE CHANGE IN CASH AND CASH EQUIVALENTS	545	(67,424)
NET CHANGE IN CASH AND CASH EQUIVALENTS	79,980	401,379
CASH AND CASH EQUIVALENTS, beginning of period	347,486	1,098,691
CASH AND CASH EQUIVALENTS, end of period	427,466	1,500,070
SUPPLEMENTAL CASH FLOW INFORMATION:
Cash paid for interest expense		891,756
Cash paid for income tax
NON-CASH TRANSACTIONS OF INVESTING AND FINANCING ACTIVITIES:
Ordinary shares issued to repay other payables - related parties and service providers	1,789,570
OTHER NON-CASH TRANSACTIONS:
Operating lease right-of-use assets recognized for related operating lease liabilities	1,373,031
Accounts receivable offset with accounts payable upon execution of debt obligation transfer agreements	8,079,513	3,308,299
Reclassification from accounts payable to loans payable upon payment made by employees of the Company on its behalf		$ 4,287,014